Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Additional Financial Information of Parent Company
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(Amounts in thousands, except share and per share data)

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	273,112	59,957	8,445
Short-term investments	16,581,019	9,377,702	1,320,822
Prepayments and other current assets	193,771	279,541	39,373

Total current assets	17,047,902	9,717,200	1,368,640
Investment in and amount due from subsidiaries/VIEs	15,678,895	19,491,063	2,745,258
Long-term investments	1,100,407	6,415,971	903,671
Other non-current assets	—	121,280	17,082

Total non-current assets	16,779,302	26,028,314	3,666,011

TOTAL ASSETS	33,827,204	35,745,514	5,034,651

LIABILITIES
Accounts payable	2	—	—
Amounts due to related parties	122,152	—	—
Income tax payable	18,303	24,952	3,514
Other tax payable	—	8,932	1,258
Accrued expenses and other current liabilities	29,514	107,124	15,089

TOTAL LIABILITIES	169,971	141,008	19,861

SHAREHOLDERS’ EQUITY
Class A Ordinary shares (US$0.00001 par value, 40,000,000,000 and 40,000,000,000 shares authorized, 18,919,468,156 and 19,021,152,078 shares issued, 18,919,468,156 and 18,767,309,958 shares outstanding as of December 31, 2022 and 2023, respectively)	1,222	1,229	173
Class B Ordinary shares (US$0.00001 par value, 10,000,000,000 and 10,000,000,000 shares authorized, 2,317,044,668 and 2,131,865,628 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	155	142	20
Treasury stock , at cost	—	(608,117)	(85,651)
Additional paid-in capital	47,758,178	47,713,985	6,720,374
Accumulated other comprehensive income	2,511,170	2,897,871	408,157
Accumulated deficit	(16,613,492)	(14,400,604)	(2,028,283)

TOTAL SHAREHOLDERS’ EQUITY	33,657,233	35,604,506	5,014,790

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	33,827,204	35,745,514	5,034,651

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE
(LOSS) INCOME
(Amounts in thousands, except share and per share data)

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	USD
				(Note 2)
Cost and operating expenses	(3,959,299)	(1,033,444)	(526,819)	(74,201)
Interest income	153,749	326,699	771,606	108,678
Investment (loss) income	(379)	23,405	52,177	7,349
Unrealized gains (loss) from fair value changes of investments	18,333	(39,131)	12,852	1,810
Other income, net	2,277	228,955	116,546	16,416
Impairment loss and others	(46,625)	(1,646)	1,152	162
Equity in losses of equity investees	(5,696)	—	—	—
Income tax expenses	(14,090)	(96,032)	(93,914)	(13,228)
Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries	197,282	997,956	1,879,288	264,694

Net (loss) income	(3,654,448)	406,762	2,212,888	311,680

Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	(533,657)	1,972,520	386,701	54,466

Total comprehensive (loss) income	(4,188,105)	2,379,282	2,599,589	366,146

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY CONDENSED
STATEMENTS OF CASH FLOWS
(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
				(Note 2)
Cash flows from operating activities:
Net (loss) income	(3,654,448)	406,762	2,212,888	311,680
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries	(197,282)	(997,956)	(1,879,288)	(264,694)
Share-based compensation	3,628,602	919,255	419,551	59,093
Modification of share options	209,311	—	—	—
Equity in loss of unconsolidated investees	5,696	—	—	—
Net loss (gain) from disposal and deemed disposal of investment in equity investees	379	—	(1,110)	(156)
Unrealized (gains) loss from fair value changes of investments	(18,333)	39,131	(12,852)	(1,810)
Foreign exchange loss ( gain )	2,917	1,646	(1,152)	(162)
Impairment loss	43,708	—	—	—
Changes in operating assets and liabilities:
Prepayments and other current assets	(108,119)	(80,171)	92,424	13,018
Accounts payable	42	(40)	(2)	(0)
Amounts due to related parties	(31,213)	(6,252)	(6,066)	(854)
Income tax payable and other tax payable	9,084	9,219	15,581	2,194
Accrued expenses and other current liabilities	(78,313)	18,749	69,385	9,773
Other non-current assets	—	—	(121,280)	(17,082)

Net cash (used in) provided by operating activities	(187,969)	310,343	788,079	111,000
Cash flows from investing activities:
Purchases of short-term investments	(19,376,170)	(77,533,178)	(9,431,226)	(1,328,360)
Maturity of short-term investments	7,464,384	80,368,017	16,951,360	2,387,549
Purchases of long-term investments	—	—	(5,306,075)	(747,345)
Payment for investment in equity investees	(580,888)	—	—	—
Return from dissolution of an equity investment	11,929	—	—	—
Investment in subsidiaries and VIEs	(2,081,323)	(2,538,846)	(1,833,910)	(258,301)

Net cash (used in) provided by investing activities	(14,562,068)	295,993	380,149	53,543
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares and convertible redeemable preferred shares	(2,208,791)	(884,360)	(1,168,301)	(164,552)
Taxes paid for employees through repurchase of ordinary shares	(376,646)	(508,015)	(26,741)	(3,766)
Cash prepaid for repurchase of ordinary shares	—	—	(179,784)	(25,322)
Proceeds from issuing preferred shares, net of issuance cost	385,788	—	—	—
Proceeds from initial public offerings, net	11,059,043	—	—	—
Proceeds from exercise of share options	20	8	1	0

Net cash provided by (used in) financing activities	8,859,414	(1,392,367)	(1,374,825)	(193,640)
Effect of exchange rate changes on cash and cash equivalents	(102,804)	26,603	(6,558)	(925)
Net decrease in cash and cash equivalents	(5,993,427)	(759,428)	(213,155)	(30,022)
Cash and cash equivalents, beginning of the year	7,025,967	1,032,540	273,112	38,467

Cash and cash equivalents, end of the year	1,032,540	273,112	59,957	8,445

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY NOTES TO
SCHEDULE I

1)
Schedule I has been provided pursuant to the requirements of Rule
12-04(a)
and
5-04(c)
of Regulation
S-X,
which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed
25
 percent of condensed consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)
The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIE’s profit or loss as “Equity in losses of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE in investment in and amount due from subsidiaries and VIEs even though the parent company is not obligated to provide continuing support or fund losses.

3)	For the years ended December 31, 2021, 2022 and 2023, there were no material contingencies, significant provisions of long-term obligations, or guarantees of the Company.